8. Commitments, Contingencies and Concentrations	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
8. Commitments, Contingencies and Concentrations

Leases

The Company conducts operations from leased premises. Some of these leases provide for payment of taxes, insurance, utilities and maintenance. The Company also leases certain equipment under operating leases. Total rent expense for the three months ended June 30, 2017 and 2016 was $22,887 and $19,481, respectively; and $45,088 and $39,717 for the nine months ended June 30, 2017 and 2016, respectively. Rent expense is recorded on a straight-line basis over the term of the lease. The difference between rental expense and rental payments is recorded as deferred rent within accrued expenses in the accompanying consolidated balance sheets. Management expects that in the normal course of business, leases will be renewed or replaced by other leases.

Future minimum rental obligations as of June 30, 2017 are as follows:

2017	$17,100
2018	68,400
2019	5,700
$91,200

Contingencies

Prior to the merger, Pacific Oil Company had approximately $75,000 outstanding payables. A stock pledge from prior management has been earmarked to pay down the balance. Management believes the amount is sufficient to pay the balance in full.

Legal Proceedings

From time to time, we are a party to or otherwise involved in legal proceedings, claims and other legal matters, arising in the ordinary course of our business or otherwise. A subsidiary of the Company is currently involved in one legal proceeding, the outcome of which will not be material to our ability to operate or market our services, our consolidated financial position, results of operations or cash flows.

Leases

The Company conducts operations from leased premises. Some of these leases provide for payment of taxes, insurance, utilities and maintenance. The Company also leases certain equipment under operating leases. Total rent expense for the years ended September 30, 2016 and 2015 was $89,150 and $86,149, respectively. Rent expense is recorded on a straight-line basis over the term of the lease. The difference between rental expense and rental payments is recorded as deferred rent within accrued expenses in the accompanying consolidated balance sheets. Management expects that in the normal course of business, leases will be renewed or replaced by other leases.

2017	$81,902
2018	68,400
2019	5,700
$156,002

Deposits

Deposits represented a down payment of $50,000 made on a potential purchase at September 30, 2015. The application of the deposit to the purchase price was contingent upon the completion of the acquisition. This acquisition did not take place and this deposit was ultimately forfeited during the year ended September 30, 2016.

Contingencies

Under the terms of the TCS purchase agreement, the common stock issued has been placed in escrow. The sellers maintain the right to unwind this transaction under certain conditions (see Note 9).

Pacific Oil Company still has some outstanding payables that the previous owners are in process of liquidating. Those liabilities have been shown here but are expected to be settled by the previous owners. However, shares of the Company are being held in escrow to cover the chance that these liabilities will ultimately have to be settled by the Company.

Legal Proceedings

From time to time, we are a party to or otherwise involved in legal proceedings, claims and other legal matters, arising in the ordinary course of our business or otherwise. A subsidiary of the Company is currently involved in one legal proceeding, the outcome of which will not be material to our ability to operate or market our services, our consolidated financial position, results of operations or cash flows.